REPORTING ENTITY	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [Abstract]
REPORTING ENTITY

1.    REPORTING ENTITY

GFL Environmental Inc. (“GFL” or the “Company”) was formed on March 5, 2020 under the laws of the Province of Ontario as a result of the amalgamation of GFL Environmental Inc. and its parent company GFL Environmental Holdings Inc. (“Holdings”). The amalgamation was accounted for as a transaction between entities under common control and the net assets are recorded at historical cost retrospectively. Upon amalgamation, GFL became the financial reporting entity. Concurrently with the amalgamation, GFL completed an initial public offering of subordinate voting shares and tangible equity units (“TEUs”) (collectively, the “IPO”). GFL’s subordinate voting shares trade on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “GFL” and the TEUs trade on the New York Stock Exchange under the symbol “GFLU”.

GFL is in the business of providing non-hazardous solid waste management, infrastructure and soil remediation services and liquid waste management services. These services are provided through GFL and its wholly owned subsidiaries and a network of facilities across Canada and the United States. GFL’s registered office is Suite 500, 100 New Park Place, Vaughan, ON, L4K 0H9.

These audited consolidated financial statements (the “Annual Financial Statements”) include the accounts of GFL and its subsidiaries as at December 31, 2021.

The Board of Directors approved these Annual Financial Statements on February 10, 2022.